DESCRIPTION OF ORGANIZATION, BUSINESS OPERATIONS AND GOING CONCERN (Details)				9 Months Ended	12 Months Ended
	Feb. 09, 2021 shares	Nov. 10, 2020 USD ($) $ / shares shares	Oct. 06, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) D shares	Dec. 31, 2020 USD ($) D shares
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares					39,451,134
Investments held in Trust			$ 750,000,000		$ 816,985,533
Maturity term of U.S. government securities				180 days	180 days
Offering cost					$ 800,880
Proceeds from issuance initial public offering					816,810,000
Transaction Costs			41,389,428
Underwriting fees			15,000,000
Deferred underwriting commissions					28,588,350
Deferred underwriting fee payable			$ 26,250,000
Other offering costs				$ 2,344,508
Cash held outside the Trust Account				871,517	$ 257,872
Deferred Costs		$ 2,338,350
Payments for investment of cash in Trust Account				$ 817,227,602
Condition for future business combination use of proceeds percentage				100
Condition for future business combination threshold Percentage Ownership				100
Condition for future business combination threshold Net Tangible Assets				$ 5,000,001
Redemption limit percentage without prior consent				80
Threshold number of days to sell their public shares in a tender offer | D				2	2
Threshold business days for redemption of public shares | D					10
Maximum Allowed Dissolution Expenses				$ 100,000	$ 100,000
Working capital deficit				10,800,000
Current liabilities				12,368,009	$ 2,256,681
Cash				$ 872,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares					12,224,134
Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares				27,227,000	27,227,000
Sponsor | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued | shares		890,800	11,333,334
Price of warrants (in dollars per share) | $ / shares			$ 1.50
Proceeds from sale of Private Placement Warrants		$ 1,336,200	$ 17,000,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	81,681,000		75,000,000
Unit Par Value | $ / shares			$ 0.00005
Unit Price | $ / shares			$ 10
Proceeds from offering			$ 750,000,000
Investments held in Trust			750,000,000
Offering cost			43,541,714
Deferred underwriting commissions			26,250,000
Other offering costs			$ 139,428
Threshold business days for redemption of public shares				10
Initial Public Offering | Public Warrants
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares				39,451,134
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued | shares				12,224,134
Proceeds from sale of Private Placement Warrants				$ 18,336,200
Private Placement | Sponsor
Subsidiary, Sale of Stock [Line Items]
Number of warrants to purchase shares issued | shares		890,800	11,333,334
Price of warrants (in dollars per share) | $ / shares			$ 1.50
Proceeds from sale of Private Placement Warrants		$ 1,336,200	$ 17,000,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares		6,681,000		9,000,000
Unit Price | $ / shares		$ 10
Proceeds from offering		$ 66,810,000
Offering cost		3,674,550
Deferred underwriting commissions		2,338,350
Deferred underwriting fee payable		$ 2,338,350
Over-allotment option | Founder Shares
Subsidiary, Sale of Stock [Line Items]
Maximum shares subject to forfeiture | shares		1,142,250